Fair Value Measurements - Other Real Estate Owned and Repossessed Assets (Details) - Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Fair Value
Fair Value Measurements
Impaired loans	$ 27,503	$ 2,675
Other real estate and repossessed assets	12,291	12,781
Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	4,505	379
Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans		137
Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	22,581	1,119
Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	417	1,028
Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans		12
Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(164)	(207)
Gains (losses) on other real estate owned and repossessed assets	219	(157)
Total Gains (Losses) | Commercial, financial, and agricultural
Fair Value Measurements
Gains (losses) on impaired loans	(52)	(132)
Total Gains (Losses) | Commercial real estate | Construction
Fair Value Measurements
Gains (losses) on impaired loans		0
Total Gains (Losses) | Commercial real estate | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(39)	(18)
Total Gains (Losses) | Residential real estate | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(52)	(45)
Total Gains (Losses) | Installment and other consumer
Fair Value Measurements
Gains (losses) on impaired loans	(21)	(12)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans		0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans		0
Other Observable Inputs (Level 2) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	0	0
Other Observable Inputs (Level 2) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Significant Unobservable Inputs (Level 3) | Total Fair Value
Fair Value Measurements
Impaired loans	27,503	2,675
Other real estate and repossessed assets	12,291	12,781
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	4,505	379
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial real estate | Construction
Fair Value Measurements
Impaired loans		137
Significant Unobservable Inputs (Level 3) | Total Fair Value | Commercial real estate | Mortgages
Fair Value Measurements
Impaired loans	22,581	1,119
Significant Unobservable Inputs (Level 3) | Total Fair Value | Residential real estate | Mortgages
Fair Value Measurements
Impaired loans	$ 417	1,028
Significant Unobservable Inputs (Level 3) | Total Fair Value | Installment and other consumer
Fair Value Measurements
Impaired loans		$ 12